NYSE

15008047

Received SEC
AUG 18 2015
Washington, DC 20549

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 18, 2015

CERTNYS
001-37544

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Stock, par value $0.01 per share of AmpliPhi Biosciences Corporation under the Exchange Act of 1934.

Sincerely,

Silvio Conte